Summary of significant accounting policies, estimates and judgments -Summary of Nominal Amount of Hedging Instruments (Detail) $ in Millions	Nov. 01, 2021 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 77,321
Interest rate swap contract [member] | CDOR [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	76,931
Total Return Swap [Member] | CDOR [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 390